Intangibles	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Intangibles

16. Intangibles

	Goodwill	Concessions	Software	Research and development project	Total
Balance as of December 31, 2023	3,263	7,689	104	575	11,631
Additions	-	23	30	-	53
Disposals	-	(4)	-	(5)	(9)
Amortization	-	(125)	(29)	-	(154)
Translation adjustment	(252)	(989)	(12)	(73)	(1,326)
Balance as of June 30, 2024	3,011	6,594	93	497	10,195
Cost	3,011	8,200	606	497	12,314
Accumulated amortization	-	(1,606)	(513)	-	(2,119)
Balance as of June 30, 2024	3,011	6,594	93	497	10,195

Balance as of December 31, 2022	3,189	6,434	87	528	10,238
Additions	-	167	13	3	183
Disposals	-	(7)	-	-	(7)
Amortization	-	(123)	(21)	-	(144)
Translation adjustment	151	530	6	44	731
Balance as of June 30, 2023	3,340	7,001	85	575	11,001
Cost	3,340	8,601	600	575	13,116
Accumulated amortization	-	(1,600)	(515)	-	(2,115)
Balance as of June 30, 2023	3,340	7,001	85	575	11,001